Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended	110 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000101627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000112445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000112461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000176891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000053010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000088892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000053007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000053008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000221911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000221910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000119796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000053009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000101627
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%	(0.90%)			2.02%
Without Sales Load [Member] | C000112445
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	3.11%			4.68%
Without Sales Load [Member] | C000112461
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	3.53%			6.33%
Without Sales Load [Member] | C000176891
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%	0.87%		2.26%
Without Sales Load [Member] | C000053010
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%	(0.05%)			1.99%
Without Sales Load [Member] | C000088892
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	4.41%			3.44%
Without Sales Load [Member] | C000053007
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	0.45%			1.91%
Without Sales Load [Member] | C000053008
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%	(0.93%)			1.59%
Without Sales Load [Member] | C000221911
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	1.23%	1.08%
Without Sales Load [Member] | C000221910
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	1.10%	0.84%
Without Sales Load [Member] | C000119796
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	1.02%			2.03%
Without Sales Load [Member] | C000053009
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	1.14%			1.47%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Average Annual Return, Percent	5.95%	1.00%			2.19%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Average Annual Return, Percent	2.27%	(1.67%)			0.42%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	4.08%	0.18%			1.68%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	4.08%	0.18%		1.90%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Average Annual Return, Percent	5.95%	1.00%			2.19%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	4.08%	0.18%			1.68%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Average Annual Return, Percent	5.95%	1.00%			2.19%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Average Annual Return, Percent	5.95%	1.00%			2.19%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	4.08%	0.18%	(0.25%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	4.08%	0.18%	(0.25%)
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Average Annual Return, Percent	5.95%	1.00%			2.19%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Average Annual Return, Percent	5.95%	1.00%			2.19%
S-Network Municipal Bond Closed-End Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S-Network Municipal Bond Closed-End Fund Index
Average Annual Return, Percent	10.47%	(0.51%)			2.39%
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Average Annual Return, Percent	10.95%	3.02%			4.87%
ICE US Fallen Angel High Yield 10% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Fallen Angel High Yield 10% Constrained Index
Average Annual Return, Percent	9.97%	3.71%			6.73%
S&P Green Bond U.S. Dollar Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Green Bond U.S. Dollar Select Index
Average Annual Return, Percent	4.88%	1.02%		2.62%
ICE Broad High Yield Crossover Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Broad High Yield Crossover Municipal Index
Average Annual Return, Percent	6.15%	1.72%			3.89%
MVIS® US Investment Grade Floating Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Investment Grade Floating Rate Index
Average Annual Return, Percent	5.64%	4.42%			3.60%
ICE Intermediate AMT-Free Broad National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Intermediate AMT-Free Broad National Municipal Index
Average Annual Return, Percent	6.69%	0.70%			2.30%
ICE Long AMT-Free Broad National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Long AMT-Free Broad National Municipal Index
Average Annual Return, Percent	6.58%	(0.26%)			2.25%
MVIS® Moody's Analytics US BBB Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moody's Analytics US BBB Corporate Bond Index
Average Annual Return, Percent	5.44%	1.36%	1.19%
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moody's Analytics US Investment Grade Corporate Bond Index
Average Annual Return, Percent	5.03%	1.19%	0.89%
ICE 1-12 Year Broad High Yield Crossover Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Average Annual Return, Percent	4.98%	2.42%			3.34%
ICE Short AMT-Free Broad National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Short AMT-Free Broad National Municipal Index
Average Annual Return, Percent	4.02%	1.16%			1.67%